Expense Example {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund K PRO-06 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Class K
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120